N-3	Sep. 13, 2023
Prospectus:
Document Type	N-3
Entity Registrant Name	SEPARATE ACCOUNT NO. 3
Entity Central Index Key	0001397933
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
One Two Nine Zero Avantis U.S. Large Cap Growth Fund [Member] | S000018283 [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 Avantis ® U.S. Large Cap Growth Fund
Investment Option Subadviser [Text Block]	American Century Investment Management, Inc.
Previously Offered [Member] | One Two Nine Zero Retirement 2060 Fund [Member] | S000018283 [Member]
Prospectus:
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	1290 Retirement 2060 Fund	[1]

[1]	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.